Reporting entity (Details) - $ / shares	Aug. 13, 2020	Jul. 20, 2020	May 10, 2019	May 08, 2019
Major share transaction [Member]
Reporting Entity [Line Items]
Ownership interest held by shareholders (as a percent)		51.15%
Secondary Public Offering ("SPO") [Member] | Major share transaction [Member]
Reporting Entity [Line Items]
Offering price per share		$ 20.25
American Depositary Shares [Member]
Reporting Entity [Line Items]
Sale of existing shares in IPO				16,304,348
Offering price per share				$ 13.50
American Depositary Shares [Member] | Underwriters [Member]
Reporting Entity [Line Items]
Sale of existing shares in IPO			2,445,652
American Depositary Shares [Member] | Secondary Public Offering ("SPO") [Member] | Major share transaction [Member]
Reporting Entity [Line Items]
Offering price per share		$ 20.25
Number of shares issued (in shares)		5,000,000
American Depositary Shares [Member] | Underwriter's Over-Allotment Option [Member] | Major share transaction [Member]
Reporting Entity [Line Items]
Number of shares issued (in shares)	510,217